Liberty All-Star® Equity Fund	Schedule of Investments
March 31, 2020 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (97.98%)
COMMUNICATION SERVICES (7.62%)
Diversified Telecommunication Services (1.24%)
AT&T, Inc.	217,400	$6,337,210
Verizon Communications, Inc.	132,200	7,103,106
		13,440,316
Entertainment (0.46%)
Walt Disney Co.	51,700	4,994,220

Interactive Media & Services (4.98%)
Alphabet, Inc., Class C(a)	20,753	24,131,796
Facebook, Inc., Class A(a)	123,709	20,634,661
Match Group, Inc.(a)(b)	81,784	5,401,016
Twitter, Inc.(a)	155,000	3,806,800
		53,974,273
Media (0.94%)
Comcast Corp., Class A	156,965	5,396,456
Interpublic Group of Cos., Inc.	293,283	4,748,252
		10,144,708
CONSUMER DISCRETIONARY (12.61%)
Auto Components (0.59%)
Lear Corp.	79,050	6,422,813

Automobiles (0.56%)
Ford Motor Co.	1,264,387	6,106,989

Hotels, Restaurants & Leisure (0.83%)
Carnival Corp.	25,012	329,408
Yum! Brands, Inc.	126,362	8,659,588
		8,988,996
Household Durables (2.01%)
Lennar Corp., Class A	110,000	4,202,000
Lennar Corp., Class B	2,500	72,300
Mohawk Industries, Inc.(a)	55,744	4,249,923
Newell Brands, Inc.	494,422	6,565,924
Sony Corp.(c)	113,000	6,687,340
		21,777,487
Internet & Direct Marketing Retail (3.49%)
Amazon.com, Inc.(a)	15,702	30,614,504
Booking Holdings, Inc.(a)	5,345	7,190,735
		37,805,239

See Notes to Schedule of Investments.

First Quarter Report (Unaudited) | March 31, 2020

Liberty All-Star® Equity Fund	Schedule of Investments
March 31, 2020 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Multiline Retail (0.58%)
Dollar Tree, Inc.(a)	85,200	$6,259,644

Specialty Retail (2.88%)
Home Depot, Inc.	56,020	10,459,494
Lowe's Cos., Inc.	72,700	6,255,835
TJX Cos., Inc.	140,036	6,695,121
Ulta Beauty, Inc.(a)	44,244	7,773,671
		31,184,121
Textiles, Apparel & Luxury Goods (1.67%)
Gildan Activewear, Inc.	275,105	3,510,340
NIKE, Inc., Class B	131,279	10,862,024
PVH Corp.	97,564	3,672,309
		18,044,673
CONSUMER STAPLES (4.20%)
Beverages (0.58%)
Coca-Cola Co.	142,000	6,283,500

Food & Staples Retailing (0.91%)
Costco Wholesale Corp.	23,166	6,605,321
Walgreens Boots Alliance, Inc.	71,000	3,248,250
		9,853,571
Food Products (2.37%)
Archer-Daniels-Midland Co.	180,700	6,357,026
Conagra Brands, Inc.	249,814	7,329,543
Mondelez International, Inc., Class A	144,500	7,236,560
Tyson Foods, Inc., Class A	81,000	4,687,470
		25,610,599
Personal Products (0.34%)
Unilever NV	76,396	3,727,361

ENERGY (3.51%)
Energy Equipment & Services (1.38%)
Baker Hughes Co.	457,459	4,803,320
Halliburton Co.	833,074	5,706,557
National Oilwell Varco, Inc.	452,139	4,444,526
		14,954,403
Oil, Gas & Consumable Fuels (2.13%)
Cabot Oil & Gas Corp.	359,000	6,171,210
Cenovus Energy, Inc.	528,447	1,067,463
ConocoPhillips	132,600	4,084,080
Marathon Oil Corp.	358,191	1,178,448

See Notes to Schedule of Investments.

www.all-starfunds.com

Liberty All-Star® Equity Fund	Schedule of Investments
March 31, 2020 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp.	198,100	$2,293,998
Phillips 66	70,000	3,755,500
Pioneer Natural Resources Co.	25,500	1,788,825
Royal Dutch Shell PLC, Class A(b)(c)	77,126	2,690,926
		23,030,450
FINANCIALS (13.47%)
Banks (4.62%)
Bank of America Corp.	499,986	10,614,703
BOK Financial Corp.	42,000	1,787,520
Citigroup, Inc.	161,935	6,820,702
Commerce Bancshares, Inc.	70,875	3,568,556
Cullen/Frost Bankers, Inc.	38,000	2,120,020
East West Bancorp, Inc.	94,300	2,427,282
JPMorgan Chase & Co.	106,588	9,596,118
Mitsubishi UFJ Financial Group, Inc.(b)(c)	650,000	2,379,000
Truist Financial Corp.	154,500	4,764,780
Wells Fargo & Co.	206,430	5,924,541
		50,003,222
Capital Markets (3.42%)
Ameriprise Financial, Inc.	48,500	4,970,280
Bank of New York Mellon Corp.	160,400	5,402,272
Charles Schwab Corp.	118,300	3,977,246
Goldman Sachs Group, Inc.	31,782	4,913,180
KKR & Co., Inc., Class A	169,926	3,988,163
Morgan Stanley	177,414	6,032,076
S&P Global, Inc.	19,600	4,802,980
UBS Group AG	325,600	3,015,056
		37,101,253
Consumer Finance (0.86%)
Capital One Financial Corp.	184,839	9,319,582

Diversified Financial Services (0.85%)
Equitable Holdings, Inc.	361,946	5,230,120
Voya Financial, Inc.	97,006	3,933,593
		9,163,713
Insurance (3.72%)
Allstate Corp.	71,300	6,540,349
American International Group, Inc.	425,181	10,310,639
Axis Capital Holdings, Ltd.	89,225	3,448,546
Chubb, Ltd.	76,133	8,503,295
Marsh & McLennan Cos., Inc.	74,800	6,467,208

See Notes to Schedule of Investments.

First Quarter Report (Unaudited) | March 31, 2020

Liberty All-Star® Equity Fund	Schedule of Investments
March 31, 2020 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Insurance (continued)
MetLife, Inc.	166,053	$5,076,240
		40,346,277
HEALTH CARE (17.09%)
Biotechnology (2.25%)
Alexion Pharmaceuticals, Inc.(a)	18,100	1,625,199
Amgen, Inc.	62,387	12,647,717
BioMarin Pharmaceutical, Inc.(a)	42,800	3,616,600
Regeneron Pharmaceuticals, Inc.(a)	13,170	6,430,779
		24,320,295
Health Care Equipment & Supplies (6.27%)
Abbott Laboratories	189,378	14,943,818
Alcon, Inc.(a)	104,500	5,310,690
Align Technology, Inc.(a)	24,449	4,252,904
Becton Dickinson and Co.	31,972	7,346,206
Boston Scientific Corp.(a)	173,257	5,653,376
Danaher Corp.	122,082	16,897,370
Intuitive Surgical, Inc.(a)	14,539	7,199,858
Medtronic PLC	70,000	6,312,600
		67,916,822
Health Care Providers & Services (3.79%)
Cardinal Health, Inc.	226,853	10,875,333
Cigna Corp.	41,557	7,363,069
CVS Health Corp.	118,100	7,006,873
McKesson Corp.	47,563	6,433,371
UnitedHealth Group, Inc.	37,637	9,385,915
		41,064,561
Life Sciences Tools & Services (1.24%)
Illumina, Inc.(a)	49,374	13,485,027

Pharmaceuticals (3.54%)
Elanco Animal Health, Inc.(a)	52,793	1,182,035
Johnson & Johnson	56,600	7,421,958
Merck & Co., Inc.	95,100	7,316,994
Mylan NV(a)	205,038	3,057,117
Novartis AG(c)	68,000	5,606,600
Pfizer, Inc.	191,300	6,244,032
Zoetis, Inc.	64,000	7,532,160
		38,360,896
INDUSTRIALS (8.68%)
Aerospace & Defense (1.52%)
General Dynamics Corp.	34,000	4,498,540

See Notes to Schedule of Investments.

www.all-starfunds.com

Liberty All-Star® Equity Fund	Schedule of Investments
March 31, 2020 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Aerospace & Defense (continued)
Northrop Grumman Corp.	22,700	$6,867,885
Raytheon Co.	39,000	5,114,850
		16,481,275
Building Products (0.91%)
Allegion PLC	61,000	5,613,220
Johnson Controls International PLC	156,000	4,205,760
		9,818,980
Commercial Services & Supplies (0.52%)
Waste Connections, Inc.	57,600	4,464,000
Waste Management, Inc.	12,925	1,196,338
		5,660,338
Industrial Conglomerates (0.85%)
General Electric Co.	1,156,537	9,182,904

Machinery (3.25%)
Caterpillar, Inc.	32,639	3,787,430
Oshkosh Corp.	90,500	5,821,865
Parker-Hannifin Corp.	37,000	4,800,010
Stanley Black & Decker, Inc.	51,049	5,104,900
Wabtec Corp.	121,364	5,841,249
Xylem, Inc.	151,100	9,841,143
		35,196,597
Professional Services (1.63%)
IHS Markit, Ltd.	192,570	11,554,200
TransUnion	93,200	6,167,976
		17,722,176
INFORMATION TECHNOLOGY (23.49%)
Communications Equipment (0.56%)
Cisco Systems, Inc.	155,600	6,116,636

IT Services (6.54%)
Cognizant Technology Solutions Corp., Class A	119,301	5,543,918
FleetCor Technologies, Inc.(a)	39,260	7,323,560
Mastercard, Inc., Class A	33,186	8,016,410
PayPal Holdings, Inc.(a)	259,746	24,868,082
Visa, Inc., Class A	155,790	25,100,885
		70,852,855
Semiconductors & Semiconductor Equipment (3.29%)
ASML Holding N.V.	15,980	4,181,007
Broadcom Ltd.	27,300	6,472,830
Intel Corp.	127,400	6,894,888

See Notes to Schedule of Investments.

First Quarter Report (Unaudited) | March 31, 2020

Liberty All-Star® Equity Fund	Schedule of Investments
March 31, 2020 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Microchip Technology, Inc.	81,800	$5,546,040
NVIDIA Corp.	27,943	7,365,775
Xilinx, Inc.	65,989	5,143,183
		35,603,723
Software (12.64%)
Adobe, Inc.(a)	97,478	31,021,399
ANSYS, Inc.(a)	39,000	9,066,330
Autodesk, Inc.(a)	59,823	9,338,370
Intuit, Inc.	28,995	6,668,850
Microsoft Corp.	155,059	24,454,355
Oracle Corp.	132,400	6,398,892
salesforce.com, Inc.(a)	136,502	19,653,558
ServiceNow, Inc.(a)	45,281	12,976,629
Splunk, Inc.(a)	48,200	6,084,286
Trade Desk, Inc., Class A(a)	20,525	3,961,325
Workday, Inc., Class A(a)	55,938	7,284,246
		136,908,240
Technology Hardware, Storage & Peripherals (0.46%)
Hewlett Packard Enterprise Co.	509,076	4,943,128

MATERIALS (2.69%)
Chemicals (2.22%)
Corteva, Inc.	242,000	5,687,000
Dow Chemical Co.	50,246	1,469,193
Ecolab, Inc.	40,519	6,314,076
EI du Pont de Nemours & Co.	145,151	4,949,649
Linde PLC	26,504	4,585,192
RPM International, Inc.	17,090	1,016,855
		24,021,965
Construction Materials (0.47%)
Martin Marietta Materials, Inc.	27,000	5,109,210

REAL ESTATE (3.93%)
Equity Real Estate Investment Trusts (REITs) (3.93%)
American Tower Corp.	62,900	13,696,475
Equinix, Inc.	24,727	15,443,742
Equity LifeStyle Properties, Inc.	60,000	3,448,800
Equity Residential	101,600	6,269,736
Sun Communities, Inc.	30,000	3,745,500
		42,604,253

See Notes to Schedule of Investments.

www.all-starfunds.com

Liberty All-Star® Equity Fund	Schedule of Investments
March 31, 2020 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
UTILITIES (0.69%)
Electric Utilities (0.69%)
Edison International	135,771	$7,438,893

TOTAL COMMON STOCKS
(COST OF $1,088,399,981)		1,061,346,184

SHORT TERM INVESTMENTS (2.61%)
MONEY MARKET FUND (1.92%)
State Street Institutional US Government Money Market Fund, 0.337%(d)
(COST OF $20,831,077)	20,831,077	20,831,077

INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED (0.69%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.24%
(COST OF $7,453,785)	7,453,785	7,453,785

TOTAL SHORT TERM INVESTMENTS
(COST OF $28,284,862)		28,284,862

TOTAL INVESTMENTS (100.59%)
(COST OF $1,116,684,843)		1,089,631,046

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.59%)		(6,397,037)

NET ASSETS (100.00%)		$1,083,234,009

NET ASSET VALUE PER SHARE
(210,760,961 SHARES OUTSTANDING)		$5.14

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $7,793,971.
(c)	American Depositary Receipt.
(d)	Rate reflects seven-day effective yield on March 31, 2020.

See Notes to Schedule of Investments.

First Quarter Report (Unaudited) | March 31, 2020

Liberty All-Star® Equity Fund	Notes to Schedule of Investments
March 31, 2020 (Unaudited)

Security Valuation

Equity securities are valued at the last sale price at the close of the principal exchange on which they trade, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), which are valued at the NASDAQ official closing price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Cash collateral from securities lending activity is reinvested in the State Street Navigator Securities Lending Government Money Market Portfolio (“State Street Navigator”), a registered investment company under the Investment Company Act of 1940 (the “1940 Act”), which operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. Shares of registered investment companies are valued daily at that investment company’s net asset value per share.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees (the "Board"). When market quotations are not readily available, or in management’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Fund is priced that materially affects the value of a security, the security will be valued by the Fund’s Valuation Committee using fair valuation procedures established by the Board. Examples of potentially significant events that could materially impact a Fund’s net asset value include, but are not limited to: single issuer events such as corporate actions, reorganizations, mergers, spin-offs, liquidations, acquisitions and buyouts; corporate announcements on earnings or product offerings; regulatory news; and litigation and multiple issuer events such as governmental actions; natural disasters or armed conflicts that affect a country or a region; or significant market fluctuations. Potential significant events are monitored by the Advisor, ALPS Advisors, Inc. (the “Advisor”), Sub-Advisers and/or the Valuation Committee through independent reviews of market indicators, general news sources and communications from the Fund’s custodian. As of March 31, 2020, the Fund held no securities that were fair valued.

Security Transactions

Security transactions are recorded on trade date. Cost is determined and gains/(losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date.

The Fund estimates components of distributions from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of the cost of the related investments. Once the REIT reports annually the tax character of its distributions, the Fund revises its estimates. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Lending of Portfolio Securities

The Fund may lend its portfolio securities only to borrowers that are approved by the Fund’s securities lending agent, State Street Bank & Trust Co. (“SSB”). The Fund will limit such lending to not more than 30% of the value of its total assets. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollar only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, or by irrevocable bank letters of credit issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of no less than 105% of the market value for all other securities. The collateral is maintained thereafter, at a market value equal to no less than 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

www.all-starfunds.com

Liberty All-Star® Equity Fund	Notes to Schedule of Investments
March 31, 2020 (Unaudited)

Any cash collateral received is reinvested in State Street Navigator. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Schedule of Investments as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities.

The following is a summary of the Fund’s securities lending positions and related cash and non-cash collateral received as of March 31, 2020:

Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
$ 7,793,971	$ 7,453,785	$ 741,673	$ 8,195,458

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

First Quarter Report (Unaudited) | March 31, 2020

Liberty All-Star® Equity Fund	Notes to Schedule of Investments
March 31, 2020 (Unaudited)

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities that are valued based on unadjusted quoted prices in active markets are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in shares of registered investment companies are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020:

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,061,346,184	$–	$–	$1,061,346,184
Short Term Investments	28,284,862	–	–	28,284,862
Total	$1,089,631,046	$–	$–	$1,089,631,046

*	See Schedule of Investments for industry classifications.

The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value during the period.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Fund’s organizational documents and by contract, the Trustees and Officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

www.all-starfunds.com